Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Goodwill and Intangible Assets [Abstract]
Total amortization	$ 0.1
Estimated future amortization expense for the remainder	0.4
Recognize annual amortization	$ 0.5
Identifiable intangible assets, net